PROHIBITED TRANSACTION	12 Months Ended
Dec. 31, 2025
EBP 007
EBP, Contribution [Line Items]
PROHIBITED TRANSACTION	PROHIBITED TRANSACTION
The Company inadvertently failed to deposit approximately $1,035 and $2,691 of participant elective deferral contributions and loan payments for the years ended December 31, 2022 and 2021, respectively, within the required time frame as stated by United States Department of Labor (DOL) regulations. The Company will correct the errors by contributing earnings related to the delinquent contributions and loan repayments and filing a Voluntary Fiduciary Correction Program (VFCP) application with the DOL.